Offerings - Offering: 1	Oct. 21, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	17,727,200
Proposed Maximum Offering Price per Unit	2.1975
Maximum Aggregate Offering Price	$ 38,955,522.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,379.76
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, the registration statement of which this exhibit 107 is a part includes an indeterminate number of additional Class A ordinary shares, par value US$0.0001 per share (the "Class A Ordinary Shares") of Cango Inc. (the "Registrant"), which may be offered and issued under the Registrant's Share Incentive Plan 2025 (the "2025 Plan") to prevent dilution from stock splits, stock dividends or similar transactions. These Class A Ordinary Shares may be represented by the Registrant's American depositary shares ("ADSs"), each of which represents two Class A Ordinary Shares. ADSs issuable upon deposit of the securities registered hereby have been registered under separate registration statements on Form F-6 (Registration No. 333-226083 and Registration No. 333-257631). Represents Class A ordinary shares reserved for future award grants under the 2025 Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on US$4.395 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the New York Stock Exchange on October 20, 2025, divided by two, the then Class A Ordinary Share-to-ADS ratio.